REPORTING ENTITY - Other events - Macroeconomic variables used in the ECL calculation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Colombia | Real Scenario
Disclosure of financial assets [line items]
Inflation	1.62%
Real/Nominal interest rate	1.75%
GDP growth	(6.85%)
Unemployment rate	15.91%
Colombia | Scenario A
Disclosure of financial assets [line items]
Inflation	2.26%	2.46%
Real/Nominal interest rate	1.75%	3.50%
GDP growth	3.89%	2.17%
Used home prices	(2.10%)	(2.33%)
Unemployment rate	16.31%	11.12%
Colombia | Scenario B
Disclosure of financial assets [line items]
Inflation	2.69%	3.38%
Real/Nominal interest rate	2.25%	4.25%
GDP growth	4.86%	3.22%
Used home prices	0.96%	1.42%
Unemployment rate	14.43%	10.22%
Colombia | Scenario C
Disclosure of financial assets [line items]
Inflation	3.08%	4.07%
Real/Nominal interest rate	2.75%	5.25%
GDP growth	5.85%	4.19%
Used home prices	3.27%	5.53%
Unemployment rate	12.90%	9.30%
Guatemala | Real Scenario
Disclosure of financial assets [line items]
Inflation	4.82%
Real/Nominal interest rate	(0.31%)
GDP growth	(1.77%)
Devaluation	1.21%
Guatemala | Scenario A
Disclosure of financial assets [line items]
Inflation	5.31%	3.72%
Real/Nominal interest rate	0.04%	0.26%
GDP growth	1.67%	2.15%
Devaluation	1.16%	1.54%
Guatemala | Scenario B
Disclosure of financial assets [line items]
Inflation	3.28%	3.53%
Real/Nominal interest rate	(0.27%)	(0.03%)
GDP growth	4.20%	3.19%
Devaluation	(0.25%)	(0.46%)
Guatemala | Scenario C
Disclosure of financial assets [line items]
Inflation	2.52%	3.26%
Real/Nominal interest rate	(0.50%)	(0.30%)
GDP growth	5.84%	3.71%
Devaluation	(1.79%)	(0.95%)
Honduras | Real Scenario
Disclosure of financial assets [line items]
Inflation	4.01%
Real/Nominal interest rate	(0.71%)
GDP growth	(8.53%)
Devaluation	(1.87%)
Honduras | Scenario A
Disclosure of financial assets [line items]
Inflation	3.34%	5.07%
Real/Nominal interest rate	0.20%	(0.30%)
GDP growth	2.03%	1.98%
Devaluation	1.91%	4.50%
Honduras | Scenario B
Disclosure of financial assets [line items]
Inflation	3.57%	4.61%
Real/Nominal interest rate	(0.21%)	(1.45%)
GDP growth	3.94%	2.95%
Devaluation	0.92%	3.34%
Honduras | Scenario C
Disclosure of financial assets [line items]
Inflation	2.54%	3.34%
Real/Nominal interest rate	(0.50%)	(3.25%)
GDP growth	4.71%	4.04%
Devaluation	(0.55%)	0.72%
El Salvador | Real Scenario
Disclosure of financial assets [line items]
Inflation	(0.09%)
Real/Nominal interest rate	0.04%
GDP growth	(8.18%)
El Salvador | Scenario A
Disclosure of financial assets [line items]
Inflation	1.22%	2.11%
Real/Nominal interest rate	1.10%	0.34%
GDP growth	1.96%	1.84%
El Salvador | Scenario B
Disclosure of financial assets [line items]
Inflation	0.23%	0.97%
Real/Nominal interest rate	0.40%	0.03%
GDP growth	3.60%	2.40%
El Salvador | Scenario C
Disclosure of financial assets [line items]
Inflation	(0.23%)	0.00%
Real/Nominal interest rate	(0.08%)	(0.07%)
GDP growth	4.69%	2.80%
Nicaragua | Real Scenario
Disclosure of financial assets [line items]
Inflation	2.93%
Real/Nominal interest rate	(1.14%)
GDP growth	(2.50%)
Nicaragua | Scenario A
Disclosure of financial assets [line items]
Inflation	3.67%	8.92%
Real/Nominal interest rate	1.05%	4.93%
GDP growth	(2.28%)	(5.61%)
Nicaragua | Scenario B
Disclosure of financial assets [line items]
Inflation	2.78%	6.58%
Real/Nominal interest rate	0.11%	1.70%
GDP growth	0.14%	(3.08%)
Nicaragua | Scenario C
Disclosure of financial assets [line items]
Inflation	2.49%	3.34%
Real/Nominal interest rate	(1.38%)	(0.99%)
GDP growth	2.12%	(1.26%)
Costa Rica | Real Scenario
Disclosure of financial assets [line items]
Inflation	0.89%
Real/Nominal interest rate	(3.09%)
GDP growth	(5.08%)
Devaluation	7.09%
Costa Rica | Scenario A
Disclosure of financial assets [line items]
Inflation	2.22%	4.04%
Real/Nominal interest rate	2.28%	(0.99%)
GDP growth	0.93%	1.76%
Devaluation	5.22%	3.39%
Costa Rica | Scenario B
Disclosure of financial assets [line items]
Inflation	0.98%	1.91%
Real/Nominal interest rate	1.82%	(1.58%)
GDP growth	2.98%	2.59%
Devaluation	3.67%	0.22%
Costa Rica | Scenario C
Disclosure of financial assets [line items]
Inflation	0.75%	1.76%
Real/Nominal interest rate	(0.01%)	(1.81%)
GDP growth	4.27%	3.03%
Devaluation	2.19%	(1.07%)
Panama | Real Scenario
Disclosure of financial assets [line items]
Inflation	(1.58%)
Real/Nominal interest rate	(0.20%)
GDP growth	(17.89%)
Panama | Scenario A
Disclosure of financial assets [line items]
Inflation	1.89%	1.71%
Real/Nominal interest rate	0.21%	0.56%
GDP growth	2.37%	2.97%
Panama | Scenario B
Disclosure of financial assets [line items]
Inflation	0.23%	0.77%
Real/Nominal interest rate	0.02%	0.08%
GDP growth	4.04%	3.83%
Panama | Scenario C
Disclosure of financial assets [line items]
Inflation	(0.29%)	0.54%
Real/Nominal interest rate	(0.13%)	(0.35%)
GDP growth	6.34%	4.89%